Subsequent Events (Details Narrative) (USD $)	0 Months Ended											1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended
	Oct. 22, 2013		Oct. 18, 2013	Oct. 11, 2013	Oct. 10, 2013	Oct. 03, 2013	Sep. 26, 2013	Mar. 08, 2013	Mar. 04, 2013	Jan. 29, 2013	May 09, 2012	Aug. 31, 2013	Apr. 29, 2011	Nov. 30, 2010	Mar. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Jan. 09, 2013	Mar. 05, 2013 President [Member]	Mar. 05, 2013 CTO [Member]	Mar. 05, 2013 Comptroller [Member]
Asset purchase agreement, assets acquired value																		$ 160,000
Description of asset purchase agreement										On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.
Restricted stock issued, shares									18,868
Restricted stock issued, value									25,000
Accrued liability																	25,000
Additional restricted stock issued for website construction, shares									45,000
Description of non-written employmnet agreement																			On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company's Director of Customer Service.	On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President – Research. Pursuant to a non-wrtiten agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company's Director of Research and Development.	On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.
Officer yearly base salary																			38,400	36,000	50,000
Cash quarterly dividend issued to shareholders								266,072									2,589,011
Majority stockholders approve increase in Plan shares available for issuance, percent	86.97%
Stock options available for issuance under plan during period	5,000,000	[1]										5,000,000	2,500,000	1,360,000
Shares issued for cash, shares			10,487	6,000		21,415					800,000				400,000	283,868
Shares issued for cash, amount			$ 10,027	$ 5,750		$ 21,165
Shares made available (Put)					100,000	100,000	100,000
Term of Put					5 business days	5 business days	5 business days

[1]	On October 22, 2013, stockholders holding an 86.97% majority of the shares of voting securities outstanding and entitled to vote unanimously adopted and approved an increase in the number of shares of common stock available for issuance under the 2010 Stock Incentive Plan from 2,500,000 to 5,000,000.